Guarantees, commitments and risks - Value at risk - parametric method (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Interest rate
Guarantees, commitments and risks
Value at risk	€ 4,450	€ 7,500
Interest rate | High
Guarantees, commitments and risks
Value at risk	10,290	13,030
Interest rate | Low
Guarantees, commitments and risks
Value at risk	4,450	3,920
Interest rate | Average
Guarantees, commitments and risks
Value at risk	7,480	5,950
Exchange rate
Guarantees, commitments and risks
Value at risk	430	690
Exchange rate | High
Guarantees, commitments and risks
Value at risk	7,990	5,470
Exchange rate | Low
Guarantees, commitments and risks
Value at risk	70	70
Exchange rate | Average
Guarantees, commitments and risks
Value at risk	€ 2,070	€ 1,650